Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2017	$1,005.4
2016	756.2
2015	748.3

Property and Equipment
The useful lives for property and equipment at December 31, 2017, were:

Useful Lives
Computer equipment and laptops	3 years
Software licenses (internal use)	1-5 years
Capitalized software	3-10 years
Buildings, improvements, and integrated components	7-40 years
All other property and equipment	3-15 years

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2017	$2.8
2016	2.9
2015	2.4

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation, both our equity and liability awards, for the years ended December 31, was:

(millions)	2017	2016	2015
Pretax expense	$95.4	$85.2	$66.2
Tax benefit[1]	33.4	29.8	23.2

[1]Reflected at the 35% corporate federal tax rate; the revaluation to the 21% rate is reflected in the total revaluation adjustment recorded at December 31, 2017 (see Note 5 – Income Taxes for further discussion).

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2017	2016	2015
Income taxes	$715.6	$459.4	$701.8
Interest	146.3	139.2	132.0